(Vanguard LifeStrategy Growth Fund Retail) (Vanguard LifeStrategy Growth Fund, Vanguard LifeStrategy Growth Fund - Investor Shares)	12 Months Ended
Oct. 31, 2012
Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.17%